Provisions (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [abstract]
Damages claims	$ 25.0
Contracts provision	13.0
Legal provision	$ 7.0	$ 7.0
Long-term risk-free discount rate	4.10%	4.50%
Reclamation deposits	$ 5.4	$ 5.3
Bank guarantees	$ 16.2	$ 16.5